UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY       11788

(Address of principal executive offices) (Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:1/31/07

Item 1.  Reports to Stockholders.

Semi-Annual Report

January 31, 2007

1-877-277-6933

Distributed by Aquarius Fund Distributors, LLC

NASD Member

Dear Shareholder,

We are pleased to provide the semi-annual report for the Arrow DWA Balanced Fund (the “Fund”), covering the period ended January 31, 2007.

We highlighted in our first newsletter, The Arrow Quarterly Bullseye, the Fund allows individual investors to gain exposure to sophisticated asset allocation strategies similar to those of the investment management teams at Harvard and Yale. The Fund stays responsive to market conditions, reallocates portfolio segments within certain bands through a strict buy and sell discipline based on relative strength.

Just halfway through its first year of trading, the Fund assets exceeded $50 million, and its performance, at 6.79% for the 3 months ending January 31, 2007, had surpassed all of its peers in the Morningstar Moderate Allocation category. During the period since the Fund’s inception, the Fund’s focus on broad diversification helped to stabilize its performance.

The Fund’s performance figures for the period ending January 31, 2007, compared to its benchmarks:

	Three Months	Inception* – January 31, 2007
The Arrow DWA Balanced Fund – Class A	6.79%	11.06%
Arrow DWA Balanced Fund – Class A with load	0.69%	4.68%
Arrow DWA Balanced Fund – Advisor Class	6.62%	10.67%

Benchmark (60% S&P 500, 40% Lehman Aggregate)	3.15%	9.56%

* The inception date for Class A and Advisor Class shares is August 8, 2006.

(The performance presented represents past performance and is not a guarantee of future results. Total return assumes reinvestment of dividends and capital gain distribution. The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Investment return and principal value will vary so that, when redeemed, an investor’s shares may be worth more or less than their original cost. The total annual operating expense ratio may vary in future years. Current performance may be higher or lower than the performance quoted.)

Fixed Income

We continue to underweight fixed income. The yield curve has remained inverted for quite some time as the bond market engages in a tug-of-war with the Federal Reserve, creating uncertainty in the bond markets which is reflected in our ETF bond positions.

U.S. Equity

We continue to be equal-weighted in the domestic equity markets.  The slight underperformance of the Style Rotation component was offset by strong performance in the Sector Rotation component. Sector trends were stable which helped our Sector Rotation investments.

Foreign Equity

International markets were extremely strong over the last six months. The declining U.S. dollar added strength to the already robust international equity markets. Foreign Equity was, by far, the best performing component for the quarter, and remains one of the over-weightings in the portfolio.

Alternative

After the commodity-induced meltdown in the third quarter, alternative investments reversed course to post respectable gains in the fourth.  Weakness and large exposure to oil commodities caused most broad market commodity indexes to under perform in the fourth quarter. The Alternative Rotation strategy benefited from the Fund’s lack of exposure to oil commodities.

Please visit our Web site, www.arrowfunds.com, for more information about our funds.  We are grateful for your investment in the Fund, and for your trust.

Sincerely,

Noah Hamman

President, CEO

Arrow Investment Advisors, LLC

An investor should consider the Fund's investment objective, risks, charges, and expenses carefully before investing. This and other information about Arrow Funds is contained in the Fund's prospectus, which can be obtained by calling 1-877-Arrow-FD (877-277-6933) or at www.arrowfunds.com.  Please read the prospectus carefully before investing.

The Fund is distributed by Aquarius Fund Distributors, LLC, member NASD/SIPC.

0339-AFD-4/10/2007

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Equity Index Funds	34.3%
Foreign Index Funds	29.9%
Debt Index Funds	24.9%
Commodity Funds	8.8%
Other, Cash & Cash Equivalents	2.1%
100.00%

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS
January 31, 2007 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 97.9%
		COMMODITY FUNDS - 8.8%
	62,449	StreetTRACKS Gold Trust*	$ 4,048,569

		DEBT INDEX FUNDS - 24.9%
	70,176	iShares Lehman 7-10 Year Treaury Bond Fund	5,762,151
	57,905	iShares Lehman Aggregate Bond Fund	5,769,075
			11,531,226
		EQUITY INDEX FUNDS - 34.3%
	58,567	iShares Cohen & Steers Realty Majors Index Fund	6,471,068
	14,866	iShares Dow Jones US Financial Sector Index Fund	1,773,960
	37,647	iShares Dow Jones US Telecommunications Sector Index Fund	1,157,645
	14,285	iShares Dow Jones US Utilities Sector Index Fund	1,280,364
	4,500	Powershares Dynamic Mid Cap Value Fund	85,995
	88,619	Rydex S&P 500 Pure Value Fund	3,064,445
	57,113	Rydex S&P Midcap 400 Pure Value Fund	2,054,355
			15,887,832
		FOREIGN INDEX FUNDS - 29.9%
	31,499	iShares FTSE/Xinhua China 25 Index Fund	3,270,226
	104,317	iShares MSCI Belgium Index Fund	2,712,242
	67,814	iShares MSCI Mexico Index Fund	3,546,672
	138,616	iShares MSCI Singapore Index Fund	1,624,580
	48,600	iShares MSCI Spain Index Fund	2,677,860
			13,831,580

		TOTAL EXCHANGE TRADED FUNDS (Cost $42,356,640)	45,299,207

	See accompanying notes to financial statements.

Arrow DWA Balanced Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2007 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 3.2%
	1,476,753	Milestone Treasury Obligation Portfolio, Institutional Class,
		to yield 5.10, 2/1/07 (Cost $1,476,753)	$ 1,476,753

		TOTAL INVESTMENTS - 101.1% (Cost $43,833,393) (a)	$ 46,775,960
		OTHER ASSETS & LIABILITIES - (1.1%)	(513,554)
		NET ASSETS - 100.0%	$ 46,262,406

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $43,833,393 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation $ 2,987,934
	Unrealized depreciation (45,367)
	Net unrealized appreciation $ 2,942,567

*	Non-Income producing security.

	See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Unaudited)

ASSETS
Investment securities:
At cost	$ 43,833,393
At value	$ 46,775,960
Receivable for Fund shares sold	247,545
Dividends and interest receivable	13,317
Prepaid expenses and other assets	47,477
TOTAL ASSETS	47,084,299

LIABILITIES
Payable for investments purchased	740,625
Investment advisory fees payable	44,028
Distribution (12b-1) fees payable	14,483
Administration fees payable	11,770
Fund accounting fees payable	6,458
Custody fees payable	2,473
Transfer agent fees payable	1,966
Fund shares repurchased	90
TOTAL LIABILITIES	821,893
NET ASSETS	$ 46,262,406

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 43,224,768
Accumulated net investment loss	(77,423)
Accumulated net realized gain from security transactions	172,494
Net unrealized appreciation of investments	2,942,567
NET ASSETS	$ 46,262,406

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
January 31, 2007 (Unaudited)

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	8,615,408
Shares of beneficial interest outstanding	782,086
Net asset value and redemption price per share (a)	11.02

Class A Shares:
Net Assets	37,646,997
Shares of beneficial interest outstanding	3,409,866
Net asset value and redemption price per share (a)	11.04
Maximum offering price (maximum sales charges of 5.75%) (b)	$ 11.71

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b)	For certain purchases of of $1 million or more, a l% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2007 (Unaudited) (a)

INVESTMENT INCOME
Dividends	$ 364,086
Interest	47,224
TOTAL INVESTMENT INCOME	411,310

EXPENSES
Investment advisory fees	124,672
Distribution (12b-1) fees	47,780
Administrative services fees	30,609
Registration fees	24,720
Professional fees	17,712
Transfer agent fees	16,321
Accounting services fees	12,459
Printing and postage expenses	4,944
Compliance officer fees	4,944
Insurance expense	2,473
Custodian fees	2,473
Trustees' fees and expenses	890
Other expenses	989
TOTAL EXPENSES	290,986

Fees waived by the Advisor	(22,281)
NET EXPENSES	268,705

NET INVESTMENT INCOME	142,605

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	172,494
Net change in unrealized appreciation of investments	2,942,567
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,115,061

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 3,257,666

(a) The Arrow DWA Balanced Fund commenced operations August 8, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
January 31,
2007 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 142,605
Net realized gain from security transactions	172,494
Net change in unrealized appreciation of investments	2,942,567
Net increase in net assets resulting from operations	3,257,666

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Advisor Class	(28,754)
Class A	(191,274)
Net decrease in net assets from distributions to shareholders	(220,028)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Advisor Class	8,905,002
Class A	36,050,571
Net asset value of shares issued in
reinvestment of distributions to shareholders:
Advisor Class	27,208
Class A	102,270
Payments for shares redeemed:
Advisor Class	(836,883)
Class A	(1,025,560)
Redemption fee proceeds:
Advisor Class	391
Class A	1,769
Net increase in net assets from shares of beneficial interest	43,224,768

TOTAL INCREASE IN NET ASSETS	46,262,406

NET ASSETS
Beginning of Period	-
End of Period*	$ 46,262,406
* Includes accumulated net investment loss of:	$ (77,423)

(a) The Arrow DWA Balanced Fund commenced operations August 8, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

For the
Period Ended
January 31,
2007 (a)
(Unaudited)

SHARE ACTIVITY
Advisor Class:
Shares Sold	862,007
Shares Reinvested	2,515
Shares Redeemed	(82,436)
Net increase in shares of beneficial interest outstanding	782,086

Class A:
Shares Sold	3,496,764
Shares Reinvested	9,434
Shares Redeemed	(96,332)
Net increase in shares of beneficial interest outstanding	3,409,866

(a) The Arrow DWA Balanced Fund commenced operations August 8, 2006.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	Advisor Class		Class A
	Period		Period
	Ended		Ended
	January 31,		January 31,
	2007		2007
	(Unaudited)(1)		(Unaudited)(1)
Net asset value, beginning of period	$ 10.00		$ 10.00

Activity from investment operations:
Net investment income (2)	0.03		0.07
Net realized and unrealized
gain on investments	1.04		1.04
Total from investment operations	1.07		1.10

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)

Less distributions from:
Net investment income	(0.05)		(0.06)
Net realized gains	-		-
Total distributions	(0.05)		(0.06)

Net asset value, end of period	$ 11.02		$ 11.04

Total return (3)(6)	10.67%		11.06%

Net assets, end of period (000s)	$ 8,615		$ 37,647

Ratio of gross expenses to average
net assets (4)	2.92%	(5)	2.18%	(5)
Ratio of net expenses to average
net assets	2.75%	(5)	2.00%	(5)
Ratio of net investment income
to average net assets	0.50%	(5)	1.26%	(5)

Portfolio Turnover Rate	37%	(6)	37%	(6)

(1)	The Advisor Class and Class A shares of the Arrow DWA Balanced Fund commenced operations on August 8, 2006.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Total returns shown exclude the effect of applicable sales loads/redemption fees.
(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(5) Annualized.
(6) Not annualized.
(7) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2007 (Unaudited)

1.

ORGANIZATION

The Arrow DWA Balanced Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.   However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes’ (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  FIN 48 is to be implemented no later than July 31, 2007 and is to be applied to all open tax years.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended January 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $52,739,103 and $10,554,956, respectively.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Dorsey, Wright & Associates, Inc. (“DWA”) as the sub-advisor to the Fund.   The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.   Pursuant to a sub-advisory agreement, the Advisor pays DWA a sub-advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July  31, 2007, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.75% and 2.00% per annum of the Fund’s average daily net assets for Advisor Class shares and Class A shares, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Advisor Class and Class A shares are subsequently less than 2.75% and 2.00% of average daily net assets, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.75% and 2.00% of average daily net assets for the Advisor Class and Class A, respectively. If the Fund Operating Expenses attributable to the Advisor Class and Class A shares subsequently exceed 2.75% and 2.00% per annum of the Fund's average daily net assets, respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.   As of January 31, 2007, the Advisor has $22,281of waived expenses that may be recovered.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for the Advisor Class and is paid to Aquarius Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   For the period ended January 31, 2007, the Distributor received $833,975, of which $109,352 was retained by the principal underwriter or other affiliated broker-dealers.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Advisor and Class A shares and is an affiliate of GFS.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee*. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 plus a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees*, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

* These fees may be subject to certain discounts.

The Arrow DWA Balanced Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2007 (Unaudited)

Custody Administration. Pursuant to the terms of the Fund’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Fund pays an asset-based custody fee in decreasing amounts as Fund assets reach certain breakpoints.* The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.   GFS’s share of such fees collected for the period ended January 31, 2007 was $1,251.  The Custody fees listed in the Statement of Operations include the fees paid to GFS as Custody Administrator.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended January 31, 2007, the Fund incurred expenses of $4,944 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended January 31, 2007, GemCom collected amounts totaling $24,566 for EDGAR and printing services performed.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended January 31, 2007, the Fund assessed $2,160 in redemption fees.

The Arrow DWA Balanced Fund

EXPENSE EXAMPLES

January 31, 2007 (Unaudited)

As a shareholder of the Arrow DWA Balanced Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biltmore Index Enhancing Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 8, 2006 through January 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Arrow DWA Balanced Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/8/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/8/06 – 1/31/07	Expense Ratio During Period** 8/8/06 – 1/31/07
Advisor Class	$1,000.00	$1,106.70	$14.05*	2.75%
Class A	1,000.00	1110.60	14.07*	2.00%

Hypothetical*** (5% return before expenses)	Beginning Account Value 8/1/06	Ending Account Value 1/31/07	Expenses Paid During Period 8/1/06 – 1/31/07	Expense Ratio During Period**
Advisor Class	$1,000.00	$1,011.34	$13.94****	2.75%
Class A	1,000.00	1,015.12	13.97****	2.00%

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (177) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full six months ended 1/31/07.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

The Arrow DWA Balanced Fund

SUPPLEMENTAL INFORMATION

January 31, 2007 (Unaudited)

FACTORS CONSIDERED BY THE BOARD OF TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular Board meeting held on June 22, 2006 (the “Meeting”), the Board, including the Independent Trustees, discussed the approval of an Investment Advisory Agreement (the “Agreement”) between the Trust and Arrow investment Advisors, LLC (the “Adviser”), on behalf of Arrow DWA Balanced Fund (the “Fund”).  The Trustees were advised by counsel of their duties and obligations under the federal securities laws with respect to approving advisory agreements, and the criteria to be considered, such as: the nature, extent and quality of services to be provided by the Adviser; the historic investment performance of the Adviser; the cost of services to be provided and the profits to be realized by the Adviser and its affiliates; the extent to which economies of scale will be realized as the Fund grows; and whether the fee levels reflect these economies of scale for the benefit of investors.

At the Meeting, the Board discussed the approval of certain organizational items relating to the Fund.  A presentation was given by the Adviser regarding the Fund’s investment strategies and it was noted that the Adviser’s investment philosophy is based on various rotation strategies which systematically identify and provide the Fund with exposure to leading sector components by emphasizing the purchase of Exchange Traded Funds (“ETFs”).  It was further noted that the Adviser seeks to achieve its investment objective by implementing a proprietary, technically oriented tactical asset allocation model that uses under/overweight investment strategies in various market segments, rotation strategies and underlying ETFs.

The Board interviewed the Adviser and received materials specifically relating to the Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to existing accounts of the Adviser; (b) the economic outlook and the general investment outlook in the markets in which the Fund will invest;  (c) arrangements in respect of the distribution of the Fund’s shares; (d) the procedures employed to determine the value of the Fund’s assets; (e) the Adviser’s management of the relationships with the Fund’s custodian; (f) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; and (g) the nature, cost and character of non-investment management services provided by the Adviser and its affiliates.

Additional information was furnished by the Adviser including, among other items, information on and analysis of (a) the overall organization of the Adviser, (b) the choice of performance indices and benchmarks, (c) investment management staffing, (d) the potential for achieving further economies of scale, (e) operating expenses paid to third parties, and (f) the information furnished to investors, including the Fund’s shareholders.

The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the fund.  The Trustees then discussed the proposed active management strategy of the Fund.  Based on this information, the Trustees concluded that the proposed advisory fee was reasonable.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Benefits to Shareholders. The Board, including the Independent Trustees, considered the benefit to shareholders of investing in the Fund, which offer a variety of investment disciplines and provides for a variety of fund and shareholder services, and concluded that the Fund had the potential to benefit shareholders and that the risk statements in the Fund’s prospectus were commensurate with the potential for reward.

Nature and Quality of Other Services.  The Board, including the Independent Trustees, considered the nature and extent of the Adviser’s past performance, as well as other factors relating to the Adviser’s track record.

Expenses. The Board, including the Independent Trustees, considered the estimated Fund expense ratio, and expense ratios of a peer group of funds. It also considered the amount and nature of fees paid by shareholders.  The Board reviewed the contractual arrangements by which the Adviser has agreed to reduce its fees and/or absorb expenses of the Fund, at least until July 31, 2007, to ensure that Net Annual Fund Operating Expenses will not exceed 2.00% and 2.75% of the average daily net assets of the Fund’s Class A and Advisor Class Shares, respectively, and found it to be beneficial to shareholders.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.

Profitability. The Board, including the Independent Trustees, considered the level of the Adviser’s profits with respect to the management of the Fund, including an extensive review of the methodology used in allocating costs to the management of the Fund. The Board concluded that the cost allocation methodology employed by the Adviser has a reasonable basis and is appropriate in light of all surrounding circumstances. The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized from non-fund businesses that may benefit from or be related to the Fund's business.

Other Benefits to the Adviser. The character and amount of fees paid by the Fund and the Fund's shareholders for services provided by the Adviser, the allocation of fund brokerage to any brokers affiliated with the Adviser, the receipt of any sales loads and payments under Rule 12b-1 plans in respect of the Fund, benefits to the Adviser from the use of "soft" commission dollars to pay for research and brokerage services, the revenues and profitability of the Adviser’s businesses other than their mutual fund business, as well as the intangible benefits that accrue to the Adviser and any affiliates by virtue of their relationship with the Fund.

 Conclusion. Based on its evaluation of all material factors and assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the Advisory fee structures are fair and reasonable, and that the amended Advisory Agreement should be approved.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

2943 Olney-Sandy Spring Road, Suite A

Olney, MD  20832

INVESTMENT SUB-ADVISOR

Dorsey, Wright & Associates, Inc.

8014 Midlothian Turnpike

Richmond, VA  23235

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By   /s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/10/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/10/07

By   /s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/10/07